Goodwill and Intangible Assets, Net - Summary of future amortization expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 270,818
2022	246,333
2023	244,396
2024	244,396
2025	75,036
Thereafter	9,623
Total	$ 1,090,602